Property And Equipment, Net (Schedule Of Property And Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment	$ 336	$ 2,523
Less accumulated depreciation, including accumulated depreciation for equipment purchased under capital leases of $3 and $13 at December 31, 2019 and 2018, respectively	(266)	(2,394)
Property, Plant and Equipment, Net, Total	70	129
Capital leases	6	17
Accumulated depreciation for capital leases	3	13
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	260	1,555
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	33	786
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 43	$ 182